Loans	12 Months Ended
Dec. 31, 2011
Loans
Loans

Note 3 - Loans

Major classifications of loans were as follows at December 31:

	2011	2010
Commercial	$278,969	$253,746
Commercial real estate	284,065	272,856
Construction and development	79,197	138,959
Residential real estate:
Mortgage	151,378	150,248
Home equity	178,819	206,191
Consumer and other	11,715	14,344
Total	984,143	1,036,344
Allowance for loan losses	(27,584)	(28,072)
Loans, net	$956,559	$1,008,272

The Company makes commercial, residential real estate and consumer loans primarily to customers throughout the western suburbs of Chicago. From time to time, the Company will make loans outside of its market area. There were $1,192 of loans held for sale at December 31, 2011, which were included in the residential real estate: mortgage classification. There were no loans held for sale at December 31, 2010.

Changes in the allowance for loan losses by portfolio segment for the year ended December 31, 2011 were as follows:

	Commercial	Commercial Real Estate	Construction and Development	Residential Real Estate	Consumer and Other	Total
Balance, beginning of year	$12,638	$4,179	$6,243	$4,308	$704	$28,072
Provision for loan losses	8,349	(1,104)	2,536	2,020	127	11,928
Loans charged-off	(5,817)	(85)	(5,036)	(1,783)	(413)	(13,134)
Recoveries	34	—	527	36	121	718
Balance, end of year	$15,204	$2,990	$4,270	$4,581	$539	$27,584

Changes in the allowance for loan losses were as follows for the years ended December 31:

	2010	2009
Balance, beginning of year	$25,922	$15,578
Provision for loan losses	18,725	24,925
Loans charged-off	(16,820)	(14,952)
Recoveries	245	371
Balance, end of year	$28,072	$25,922

The balance of the allowance for loan losses and the recorded investment (which does not include accrued interest) in loans by portfolio segment and based on impairment method were as follows:

	Commercial	Commercial Real Estate	Construction and Development	Residential Real Estate	Consumer and Other	Total
December 31, 2011
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$5,568	$805	$—	$331	$—	$6,704
Collectively evaluated for impairment	9,636	2,185	4,270	4,250	539	20,880
Total ending allowance balance	$15,204	$2,990	$4,270	$4,581	$539	$27,584

Loans:
Individually evaluated for impairment	$36,272	$20,066	$21,099	$13,130	$—	$90,567
Collectively evaluated for impairment	242,697	263,999	58,098	317,067	11,715	893,576
Total ending loan balance	$278,969	$284,065	$79,197	$330,197	$11,715	$984,143

December 31, 2010
Allowance for loan losses attributable to loans:
Individually evaluated for impairment	$2,137	$250	$2,485	$—	$—	$4,872
Collectively evaluated for impairment	10,501	3,929	3,758	4,308	704	23,200
Total ending allowance balance	$12,638	$4,179	$6,243	$4,308	$704	$28,072

Loans:
Individually evaluated for impairment	$41,184	$14,372	$70,513	$8,937	$—	$135,006
Collectively evaluated for impairment	212,562	258,484	68,446	347,502	14,344	901,338
Total ending loan balance	$253,746	$272,856	$138,959	$356,439	$14,344	$1,036,344

Loans individually evaluated for impairment by class of loans were as follows:

	Unpaid Principal Balance	Recorded Investment	Allowance for Loan Losses Allocated
December 31, 2011
With no related allowance recorded:
Commercial	$31,667	$25,062	$—
Commercial real estate	11,154	11,154	—
Construction and development	25,175	21,099	—
Residential real estate:
Mortgage	9,021	8,844	—
Home equity	1,544	1,508	—
With an allowance recorded:
Commercial	11,211	11,211	5,568
Commercial real estate	9,183	8,911	805
Residential real estate:
Mortgage	2,778	2,778	331
Total	$101,733	$90,567	$6,704

December 31, 2010
With no related allowance recorded:
Commercial	$39,142	$34,740	$—
Commercial real estate	13,563	13,563	—
Construction and development	56,737	51,871	—
Residential real estate:
Mortgage	8,224	8,164	—
Home equity	773	773	—
With an allowance recorded:
Commercial	8,799	6,444	2,137
Commercial real estate	1,081	809	250
Construction and development	23,073	18,642	2,485
Total	$151,392	$135,006	$4,872

Impaired loans were summarized as follows at December 31, 2009:

Year-end loans with no allocated allowance for loan losses	$30,754
Year-end loans with allocated allowance for loan losses	14,636
Total	$45,390

Amount of the allowance for loan losses allocated to impaired loans at year-end	$1,527

Average impaired loans by class were as follows at December 31:

2011
Commercial	$36,813
Commercial real estate	14,597
Construction and development	40,450
Residential real estate:
Mortgage	9,072
Home equity	1,172
Total	$102,104

Average impaired loans at December 31, 2010 and 2009 were $64,852 and $47,768, respectively.

Interest income recognized during impairment was $1,552, $1,325 and $301 for the years ended December 31, 2011, 2010 and 2009, respectively.

Nonperforming loans and loans past due 90 days or more still on accrual include both smaller balance homogeneous loans that are collectively evaluated for impairment and individually classified impaired loans.

The recorded investment in nonaccrual and loans past due 90 days or more still on accrual by class of loans was as follows:

	Nonaccrual	Loans Past Due 90 Days or More Still on Accrual
December 31, 2011
Commercial	$27,141	$—
Commercial real estate	1,115	—
Construction and development	22,197	—
Residential real estate:
Mortgage	2,232	72
Home equity	161	205
Consumer and other	212	9
Total	$53,058	$286

December 31, 2010
Commercial	$22,224	$4
Commercial real estate	6,586	—
Construction and development	47,951	—
Residential real estate:
Mortgage	1,919	108
Home equity	1,664	—
Consumer and other	—	79
Total	$80,344	$191

Loans past due 90 days or more still on accrual are considered to be well-collateralized and in the process of collection as of December 31, 2011.

The aging of the recorded investment in past due loans were as follows:

	30 - 59 Days Past Due	60 - 89 Days Past Due	90 Days or More Past Due	Total Past Due	Loans Not Past Due	Total
December 31, 2011
Commercial	$1,030	$471	$26,903	$28,404	$250,565	$278,969
Commercial real estate	1,118	2,790	809	4,717	279,348	284,065
Construction and development	1,099	2,070	19,028	22,197	57,000	79,197
Residential real estate:
Mortgage	2,310	1,203	2,304	5,817	145,561	151,378
Home equity	1,048	526	365	1,939	176,880	178,819
Consumer and other	143	39	222	404	11,311	11,715
Total	$6,748	$7,099	$49,631	$63,478	$920,665	$984,143

December 31, 2010
Commercial	$324	$5,652	$20,807	$26,783	$226,963	$253,746
Commercial real estate	619	—	6,586	7,205	265,651	272,856
Construction and development	—	—	47,951	47,951	91,008	138,959
Residential real estate:
Mortgage	2,280	1,063	2,026	5,369	144,879	150,248
Home equity	49	237	1,504	1,790	204,401	206,191
Consumer and other	82	97	79	258	14,086	14,344
Total	$3,354	$7,049	$78,953	$89,356	$946,988	$1,036,344

During the year ended December 31, 2011, the terms of certain loans were modified as TDRs. The modification of the terms of such loans included one or a combination of the following: a reduction of the stated interest rate of the loan; an extension of the maturity date at a stated rate of interest lower than the current market rate for new debt with similar risk; or a permanent reduction of the recorded investment in the loan.

Modifications involving a reduction of the stated interest rate of the loan were for interest rates ranging from 2.0% to 7.1% and periods ranging from six months to 30 years. Modifications involving an extension of the maturity date were for periods ranging from one month to 12 months.

At December 31, 2011, the Company had $37,711 of loans considered TDRs, which are considered impaired loans, compared to $21,555 as of December 31, 2010. As of December 31, 2011, the Company has specifically allocated allowance for loan losses of $1,584 on $14,375 of loans considered to be TDRs. The remaining $23,336 of TDRs did not have impaired cash flows or are considered to be collateral dependent and do not have specific allocations of the allowance due to partial charge-offs and the loans being well-collateralized. Management has not committed to lend additional amounts to customers with outstanding loans that are classified as TDRs.

The following table presents loans by class modified as TDRs during the year ended December 31, 2011:

	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment

Commercial	9	$4,087	$4,086
Commercial real estate	11	12,791	12,810
Residential real estate:
Mortgage	18	4,088	4,217
Home equity	2	949	989
Total	40	$21,915	$22,102

The following table presents loans by class modified as TDRs during the year ended December 31, 2011 for which there was a payment default during the year ended December 31, 2011:

	Number of Loans	Recorded Investment

Commercial real estate	3	$1,742
Residential real estate: mortgage	5	927
Total	8	$2,669

A loan is considered to be in payment default once it is 90 days past due under the modified contractual terms. Loans less than $100 will not be evaluated for impairment under TDR accounting guidance.

The TDRs that subsequently defaulted described above did not increase the allowance for loan losses and did not result in any charge-offs during the year ended December 31, 2011, as these loans were considered to be collateral dependent and well-collateralized.

The terms of certain other loans were modified during the year ended December 31, 2011 that did not meet the definition of a TDR. These loans have a total recorded investment as of December 31, 2011 of $17,425. The modification of these loans involved either a modification of the terms of a loan to borrowers who were not experiencing financial difficulties or a delay in a payment that was considered to be insignificant.

In order to determine whether a borrower is experiencing financial difficulty, an evaluation is performed of the probability that the borrower will be in payment default on any of its debt in the foreseeable future without the modification. This evaluation is performed under the Company’s internal underwriting policy.

The Company categorizes its non-homogeneous loans into risk categories based on relevant information about the ability of borrowers to service their debt such as, among other factors: current financial information; historical payment experience; credit documentation; public information; and current economic trends. The Company analyzes loans individually by classifying the loans as to credit risk. This analysis includes certain non-homogeneous loans, such as commercial, commercial real estate and construction and development loans. This analysis is done annually on a loan by loan basis. The Company uses the following definitions for classified risk ratings:

Substandard: Loans designated as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Loans have a well-defined weakness or weaknesses that jeopardize the liquidation of the debt. They are characterized by the distinct possibility that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful: Loans classified as doubtful have all the weaknesses inherent in those classified as substandard, with the added characteristic that the weaknesses make collection or liquidation in full, on the basis of currently existing facts, conditions and values, highly questionable and improbable.

Loans not meeting the criteria above that are analyzed individually as part of the above described process are considered to be pass rated loans. The risk categories of loans were as follows:

	Classified	Pass	Total
December 31, 2011
Commercial	$43,143	$235,826	$278,969
Commercial real estate	29,666	254,399	284,065
Construction and development	28,493	50,704	79,197
Total	$101,302	$540,929	$642,231

December 31, 2010
Commercial	$56,323	$197,423	$253,746
Commercial real estate	15,970	256,886	272,856
Construction and development	77,350	61,609	138,959
Total	$149,643	$515,918	$665,561

The classified construction and development loans decreased to $28.5 million as of December 31, 2011 from $77.4 million as of December 31, 2010, primarily as a result of transfers of loans to other real estate owned.

The Company considers the performance of the loan portfolio and its impact on the allowance for loan losses. For residential and consumer loan classes, the Company evaluates credit quality based on the payment and aging status of the loan. Payment status is reviewed on a daily basis by the Bank’s collection department and on a monthly basis with respect to determining adequacy of the allowance for loan losses.

The Company generally sells mortgage loans with servicing rights released. Activity in mortgage loans originated for sale was as follows:

	2011	2010	2009
Origination of loans originated for sale	$1,526	$—	$50,847
Proceeds from sales of loans originated for sale	338	—	53,168
Net gains on sales of loans originated for sale	4	—	553

As part of an overall strategy to improve the Bank’s interest rate risk and to maintain strong regulatory capital in the present economic environment, the Company sold $64,716 of portfolio residential loans during the fourth quarter of 2010 at a gain of $2,803. The loans sold were fully amortizing first mortgage loans that had a lower yield, yet above the market rates at the time of sale. The sale was on a non-recourse basis, with servicing retained by the Company. The Company does not currently expect that portfolio loan sales will be part of management’s strategy, and therefore the Company does not expect that additional loans will be classified as held for sale.

At December 31, 2011, the outstanding balance of these serviced loans totaled $46,397. The related mortgage servicing rights and amortization of the mortgage servicing rights was not material.